Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
6. Intangible Assets, Net
The gross carrying amount and accumulated amortization of separately identifiable intangible assets are as follows:

	As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	$50,150	$(100)	$50,050

Total intangible assets	$50,150	$(100)	$50,050

	As of December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
In-process R&D	$12,110	$—	$12,110
Trademarks	394	(71)	323
Licenses	50,150	(70)	50,080

Total intangible assets	$62,654	$(141)	$62,513

Amortization expense for the years ended December 31,
2020
,
2019
, and 2018 was immaterial.
For the year ended December
31
,
2020
, the Company expensed $
12.1
 million of
in-process
R&D and $
0.3
 million of trademarks, net of accumulated amortization, previously included in intangible assets to impairment expense on the consolidated statements of operations. These assets were related to the Powersports business unit whose operations ceased in the fourth quarter of
2020
. The Company had
no
impairment expense for the years ended December
31
,
2019
and
2018
.
As part of the Series D financing, the Company was granted a non-exclusive
and
non-transferable
license to intellectual property used in the Iveco
S-WAY
Platform and Product, which is the cab over engine truck manufactured by Iveco S.p.A (“Iveco”), a wholly-owned subsidiary of CNH Industrial N.V. (“CNHI”). The material rights under the license agreement include the non-exclusive
use of the
S-WAY
key technology to manufacture, distribute and service BEV and FCEV trucks and related components in the United States, and the ability to grant the use of the key technology to the Company’s North American sub-suppliers.
The Company intends to utilize the license solely in North America for the development of BEV and FCEV trucks. The fair value of the license was determined to be $50.0 million. In exchange for the license, the Company issued 5,132,291 shares of Series D redeemable convertible preferred stock to CNHI and its affiliates. The Company will amortize the license using a straight-line method over a
7-year
useful life, beginning at the start of commercial production, as it reflects the period over which the sales of BEV and FCEV trucks utilizing Iveco
S-WAY
platform are expected to contribute to the Company’s cash flows. As of December 31, 2020, the Company has not started amortizing the license.
Estimated amortization expense for all intangible assets subject to amortization in future years is expected to be:

Years Ended December 31,	Amortization
2021	$1,816
2022	7,163
2023	7,143
2024	7,143
2025	7,143
Thereafter	19,642

Total	$50,050